EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Equity accounted investments, beginning of period	$ 19,943	$ 20,807
Additions	160	100
Disposals and return of capital distributions	(491)	(967)
Share of net earnings from equity accounted investments	(145)	826
Distributions received	(76)	(263)
Foreign currency translation	187	(578)
Reclassification (to) from assets held for sale	74	(276)
Impact of deconsolidation	0	(706)
Other comprehensive income and other	12	(61)
Equity accounted investments, end of period	19,875	19,943
Manager Reorganization
Disclosure of associates [line items]
Manager Reorganization and Acquisition of Foreign Investments	0	1,061
Foreign Investments
Disclosure of associates [line items]
Manager Reorganization and Acquisition of Foreign Investments	$ 211	$ 0